SCHEDULE OF PROVISIONS (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Opening balance		$ 2,208	$ 2,243
Termination payments		(57)	(113)
Change in estimate		147	233
Accretion for the period		243	101
Change on reorganization	[1]	(90)
Exchange differences		(41)	(256)
Closing balance		2,410	2,208
Pension defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Opening balance	[2]	652	617
Termination payments	[2]	(57)	(113)
Change in estimate	[2]		233
Accretion for the period	[2]	184	40
Change on reorganization	[1],[2]	(90)
Exchange differences	[2]	(11)	(125)
Closing balance	[2]	$ 678	652
Life of mine		3 years
Post-employment medical defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Opening balance	[3]	$ 1,556	1,626
Termination payments	[3]
Change in estimate	[3]	147
Accretion for the period	[3]	59	61
Change on reorganization	[1],[3]
Exchange differences	[3]	(30)	(131)
Closing balance	[3]	$ 1,732	$ 1,556
Life of mine		3 years

[1]	In accordance with changes in Mexican labour laws, the Company’s post-retirement benefit obligations were transferred between subsidiaries of the Company and revalued, resulting in a net reduction in the provision.
[2]	Post-retirement benefits: The Company provides post-retirement benefit supplements as well as leaving indemnities to employees at the Mexican operations. Under Mexican labour law, the Company provides statutorily mandated severance benefits to its employees terminated under certain circumstances. Key financial assumptions used in the above estimate include an annual discount rate of 6.50% (December 31, 2020 – 4.86%), annual salary rate increase of 3.75% (December 31, 2020 – 3.75%) and minimum wage increase rate of 5.31% (December 31, 2020 – 5.31%) and the life of mine of approximately three years.
[3]	Rehabilitation provision: Key financial assumptions used in the above estimate include an annual discount rate of 6.22% (December 31, 2020 – 4.73%), Mexican inflation rate and the life of mine of approximately three years. The total undiscounted amount of estimated cash flows required to settle the Company’s obligations is $2,075 of which $1,087 relates to the Platosa mine and $988 relates to the Miguel Auza processing facility.